CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net Loss	$ (6,739,120)	$ (5,457,763)	$ (1,749,870)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	54,870
Amortization of right-to-use assets	48,229
Impairment of intangible asset	390,355
Accretion expense	30,003
Stock-based compensation	1,011,973	1,734,601
Stock issued for services		20,000	290,364
Gain on debt extinguishment	(12,465)	(294,383)	(5,596)
Other expense	85,500		5,985
Foreign currency translation (gain) loss	3,668	111	5,657
Net changes in operating assets & liabilities:
Accounts receivable			928
Prepaid expenses and deposits	(231,307)	(275,476)	2,185
Inventories	(60,383)	20,951	121
VAT receivable	(217,843)
Deferred revenue	(38,250)	38,250
Accounts payable and accrued liabilities	(572,246)	33,942	641,156
Net cash used in operating activities	(6,247,016)	(4,179,767)	(809,070)
Cash flows from investing activities:
Investment - internally developed software	(211,952)	(178,403)
Purchase of property, plant & equipment	(952,497)
Net cash used in investing activities	(1,164,449)	(178,403)
Cash flows from financing activities:
Lease payments	(56,366)
Proceeds from (payments to) related parties	(18,296)	(111,645)	193,592
Proceeds from shares issuance for cash	234	13,654,347	519,613
Proceeds from warrant exercise	1,872,505
Proceeds from note payable		487,500	100,000
Payments on note payable	(149,906)	(341,250)
Net cash provided by financing activities	1,648,171	13,688,952	813,205
Net change in cash	(5,763,294)	9,330,782	4,135
Cash at beginning of year	9,352,538	21,756	17,621
Cash at end of year	3,589,244	9,352,538	21,756
Supplemental disclosure of cash flow information
Interest	6,104	15,468
Supplemental disclosure of non-cash investing and financing activities:
Addition of Right-of-use assets	$ 254,319
Shares issued for conversion of convertible debt			99,999
Shares issued for settlement of related party payable		$ 149,433	$ 452,861